Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Earnings from Operations Before Income Taxes

Income taxes have been based on the following components of earnings from operations before income taxes for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
U.S.	$84.9	$156.1	$74.9
Foreign	9.4	15.6	17.5

Total	$94.3	$171.7	$92.4

Components of Income Tax Expense (Benefit) from Operations

The components of income tax expense (benefit) from operations for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Current:
U.S. Federal	$28.6	$41.3	$34.2
U.S. State and Local	9.0	12.1	10.5
Foreign	3.5	3.8	3.2

Current income tax expense	41.1	57.2	47.9

Deferred:
U.S. Federal	(3.1)	8.1	(10.6)
U.S. State and Local	(0.4)	2.2	(3.0)
Foreign	(2.4)	(0.1)	0.7

Deferred income tax expense (benefit)	(5.9)	10.2	(12.9)

Total	$35.2	$67.4	$35.0

Reconciliation of Differences Between Federal Statutory and Effective Income Tax Rate

The following table outlines the reconciliation of differences between the Federal statutory tax rate and the Company’s effective income tax rate:

	2016	2015	2014
Federal statutory tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal income tax benefit	5.9	5.4	5.5
Adjustment of uncertain tax positions and interest	0.6	0.1	(0.1)
Domestic manufacturing deduction	(1.3)	(0.9)	(1.3)
Foreign tax rate differential	(0.7)	(1.0)	(3.0)
Change in valuation allowances	(1.9)	—	0.1
Other	(0.3)	0.7	1.7

Effective income tax rate	37.3%	39.3%	37.9%

Significant Deferred Tax Assets and Liabilities

The significant deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows:

	2016	2015
Deferred tax assets:
Pension and other postretirement benefit plans liabilities	$24.1	$2.3
Accrued liabilities	18.5	18.1
Net operating losses and other tax carryforwards	14.4	19.4
Allowance for doubtful accounts	3.3	3.3
Share-based compensation	2.2	—
Other	2.4	1.7

Total deferred tax assets	64.9	44.8
Valuation allowances	(1.2)	(4.9)

Total deferred tax assets	$63.7	$39.9

Deferred tax liabilities:
Other intangible assets	$(21.0)	$(23.2)
Accelerated depreciation	(3.1)	(5.1)
Other	(2.6)	(2.0)

Total deferred tax liabilities	(26.7)	(30.3)

Net deferred tax assets	$37.0	$9.6

Transactions Affecting Valuation Allowance On Deferred Tax Assets

Transactions affecting the valuation allowances on deferred tax assets during the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Balance, beginning of year	$4.9	$5.3	$5.6
Current year expense (benefit)-net	(1.5)	—	0.1
Write-offs	(2.3)	—	—
Foreign exchange and other	0.1	(0.4)	(0.4)

Balance, end of year	$1.2	$4.9	$5.3

Unrecognized Tax Benefits

Changes in the Company’s unrecognized tax benefits at December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Balance at beginning of year	$1.0	$0.7	$1.3
Additions for tax positions of the current year	—	0.3	—
Additions for tax positions of prior years	0.9	—	—
Settlements during the year	—	—	(0.5)
Lapses of applicable statutes of limitations	—	—	(0.1)

Balance at end of year	$1.9	$1.0	$0.7